Taxes On Income (Schedule Of Income Before Taxes On Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Domestic	$ 326,544	$ 250,831	$ 268,446
Foreign	15,202	(24,337)	24,112
Income before income taxes	$ 341,746	$ 226,494	$ 292,558